Annual Total Returns [BarChart] - Longleaf Partners Small-Cap Fund - Longleaf Partners Small-Cap Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	1.79%
Annual Return 2012	22.96%
Annual Return 2013	30.45%
Annual Return 2014	12.49%
Annual Return 2015	(6.05%)
Annual Return 2016	20.48%
Annual Return 2017	8.99%
Annual Return 2018	(6.52%)
Annual Return 2019	19.65%
Annual Return 2020	4.14%